INCOME TAXES	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Income Tax Disclosure [Abstract]
INCOME TAXES

13. INCOME TAXES

The loss before income taxes of the Company for the nine months ended September 30, 2025 and 2024 were comprised of the following:

	For the nine months ended September 30,
	2025	2024
Tax jurisdictions from:
- Local	$(295,229)	$(115,739)
- Foreign, representing:
Hong Kong	(10,442)	(12,795)
British Virginia Island (non-taxable jurisdiction)	(2,700)	(2,550)
Labuan, Malaysia (non-taxable jurisdiction)	5,226	(34,409)
Malaysia	(23,619)	(225,155)
Loss before income taxes	$(326,764)	$(390,648)

Provision for income taxes consisted of the following:

	For the nine months ended September 30,
	2025	2024
Current:
- Local	$-	$-
- Foreign	$-	$-

Deferred tax assets:
- Local	$-	$-
- Foreign	$344	$48

Deferred tax liabilities:
- Local	$-	$-
- Foreign	$5,305	$9,681

Income tax payable:
- Local	$-	$-
- Foreign	$3,358	$3,358

Income tax assets:
- Local	$-	$-
- Foreign	$333,847	$352,785

Effective and Statutory Rate Reconciliation

The effective tax rate in the periods presented is the result of the mix of income earned in various tax jurisdictions that apply a broad range of income tax rates.

The following table summarizes a reconciliation of the Company’s income taxes expenses:

	For the nine months ended September 30,
	2025	2024
Computed expected expenses	21%	21%
Effect of foreign tax rate difference	(0)%	(1)%
Valuation allowances	(40)%	(22)%
Others	19%	2%
Effective tax rate	0%	0%

	For the nine months ended September 30,
	2025	2024
Statutory federal income tax rate	21%	21%
Computed expected expenses	$68,620	$(82,036)
Effect of foreign tax rate difference	(92)	2,638
Valuation allowances	(130,551)	85,278
Others	62,023	(5,880)
Income tax expense	$-	$-

The following table sets forth the significant components of the aggregate deferred tax assets of the Company as of September 30, 2025 and 2024:

	As of September 30, 2025	As of September 30, 2024
Deferred tax assets:

Net operating losses carry forwards
- United States of America	$258,021	$176,439
- Hong Kong	12,805	8,531
- British Virgin Islands	-	-
- Labuan, Malaysia	-	-
- Malaysia	122,872	102,620
Total deferred tax assets	$393,698	$287,590
Less: valuation allowance	(393,698)	(287,590)
Deferred tax assets, net of valuation allowance	$-	$-

The effective tax rate in the years presented is the result of the mix of income earned in various tax jurisdictions that apply a broad range of income tax rates. During the period presented, the Company has a number of subsidiaries that operates in various countries: United States of America, Hong Kong, the British Virginia Islands and Malaysia that are subject to taxes in the jurisdictions in which they operate, as follows:

United States of America

The Company is registered in the State of Nevada and is subject to the tax laws of the United States of America. The Company is subject to the United States statutory corporate tax rate of 21%. As of September 30, 2025, the operations in the United States of America incurred $1,228,669 of cumulative net operating losses (NOLs) which can be carried forward to offset future taxable income. The NOL carry forwards begin to expire in 2045, if unutilized. The Company has provided for a full valuation allowance of approximately $258,021 against the deferred tax assets on the expected future tax benefits from the net operating loss carry forwards as the management believes it is more likely than not that these assets will not be realized in the future.

British Virgin Islands

The British Virgin Islands currently levies no taxes on individuals or corporations based upon profits, income, gains or appreciation and there is no taxation in the nature of inheritance tax or estate duty. There are no other taxes likely to be material to us levied by the government of the British Virgin Islands except for stamp duties which may be applicable on instruments executed in, or, after execution, brought within the jurisdiction of the British Virgin Islands. The British Virgin Islands is not party to any double tax treaties that are applicable to any payments made to or by our company. There are no exchange control regulations or currency restrictions in the British Virgin Islands. Payments of dividends and capital in respect of our ordinary shares will not be subject to taxation in the British Virgin Islands and no withholding will be required on the payment of a dividend or capital to any holder of our ordinary shares, nor will gains derived from the disposal of our ordinary shares be subject to British Virgin Islands income or corporation tax. No stamp duty is payable in respect of the issue of the shares or on an instrument of transfer in respect of a share.

Hong Kong

AsiaFIN Holdings Corp. is subject to Hong Kong Profits Tax, which is charged at the statutory income tax rate of 8.25% on its assessable income.

Labuan, Malaysia

Labuan was established an international offshore financial center in 1990 with its own specific laws and regulations to attract foreign investment and promoting financial services. Under the current laws of Labuan, AsiaFIN Holdings Corp. is governed under the Labuan Business Activity Tax Act 1990. Labuan offers a low fixed tax rate of 3% for a Labuan incorporated company carrying a Labuan trading activity while the profit of a Labuan incorporated company carrying a Labuan non-trading activity for the tax assessment year shall not be charged to tax under Labuan Business Activity Tax Act 1990, effectively subjecting to a 0% tax rate. Labuan trading activity includes banking, insurance, trading, management, licensing, shipping operations or any other activity which is not a Labuan non-trading activity while Labuan non-trading activity is defined as an activity relating to the holding of investments in securities, stock, shares, loans, deposits or any other properties situated in Labuan by a Labuan incorporated company. For a Labuan incorporated company which fails to meet the substantial activity requirements issued in a circular on April 29, 2020, the tax charge for such company is based on 24% of net audited profit. As the Company’s subsidiary, AsiaFIN Holdings Corp., which was incorporated under the Labuan acts as an investment holding company, is carrying a Labuan non-trading activity, the Company is not subject to tax under Labuan Business Activity Tax Act 1990.

Malaysia

Under the Malaysian tax regulatory system, companies incorporated or operating in Malaysia that are wholly or partially owned by foreign entities are generally subject to the standard corporate income tax rate of 24% on their chargeable income, unless they qualify for preferential tax treatment under specific incentives or thresholds. As the Company holds and controls subsidiaries incorporated and operating in Malaysia, these subsidiaries are subject to Malaysian corporate tax laws and are taxed at the prevailing corporate tax rate of 24% on their assessable income for the relevant year of assessment.

As of September 30, 2025, the operations in Malaysia incurred $270,893 of cumulative net operating losses which can be carried forward to offset future taxable income. The net operating loss can be carried forward for seven years. The Company has provided for a full valuation allowance against the deferred tax assets of $122,872 on the expected future tax benefits from the net operating loss carry forwards as the management believes it is more likely than not that these assets will not be realized in the future.

As of September 30, 2025, the Company’s management believes that it is more likely than not that the deferred tax assets will not be fully realizable in the future. Despite the Company starting to turn a net profit for the year according to reporting figures, economic uncertainties dictate that the Company will only adjust its valuation allowance policy if it can sustain net profits over consecutive reporting periods. Therefore, the Company has provided for a full valuation allowance against its deferred tax assets of $393,698 and $317,443 as of September 30, 2025 and December 31, 2024, respectively. For the nine months ended September 30, 2025, the valuation allowance was increased by $76,255, primarily due to the increase in the operating losses incurred by the Company and its subsidiaries operating in Malaysia. For the nine months ended September 30, 2025 and September 30, 2024, the Company recorded cash paid for income taxes of $155,828 and $79,645, respectively.

14. INCOME TAXES

The loss before income taxes of the Company for the years ended December 31, 2024 and 2023 were comprised of the following:

	For the years ended December 31,
	2024	2023
Tax jurisdictions from:
- Local	$(208,993)	$(222,011)
- Foreign, representing:
Hong Kong	(49,665)	(45,768)
British Virgin Islands	(2,550)	(2,550)
Labuan, Malaysia	(81,873)	(30,131)
Malaysia	300,104	415,749
Income before income taxes	$(42,977)	$115,289

Provision for income taxes consisted of the following:

	For the years ended December 31,
	2024	2023
Current:
- Local	$-	$-
- Foreign	$(118,991)	$(96,712)

Deferred tax assets:
- Local	$-	$-
- Foreign	$324	$43

Deferred tax liabilities:
- Local	$-	$-
- Foreign	$4,991	$12,013

Income tax payable:
- Local	$-	$-
- Foreign	$60,483	$3,358

Income tax assets:
- Local	$-	$-
- Foreign	$280,354	$219,698

The effective tax rate in the years presented is the result of the mix of income earned in various tax jurisdictions that apply a broad range of income tax rates. During the years presented, the Company has a number of subsidiaries that operates in various countries: Hong Kong, the British Virgin Islands and Malaysia that are subject to taxes in the jurisdictions in which they operate, as follows:

United States of America

The Company is incorporated in the State of Nevada and is subject to the tax laws of the United States of America. As of December 31, 2024, the operations in the United States of America incurred $933,440 of cumulative net operating losses (NOLs) which can be carried forward to offset future taxable income. The NOL carry forwards begin to expire in 2044, if unutilized. The Company has provided for a full valuation allowance of approximately $196,022 against the deferred tax assets on the expected future tax benefits from the net operating loss carry forwards as the management believes it is more likely than not that these assets will not be realized in the future.

British Virgin Islands

The British Virgin Islands currently levies no taxes on individuals or corporations based upon profits, income, gains or appreciation and there is no taxation in the nature of inheritance tax or estate duty. There are no other taxes likely to be material to us levied by the government of the British Virgin Islands except for stamp duties which may be applicable on instruments executed in, or, after execution, brought within the jurisdiction of the British Virgin Islands. The British Virgin Islands is not party to any double tax treaties that are applicable to any payments made to or by our company. There are no exchange control regulations or currency restrictions in the British Virgin Islands. Payments of dividends and capital in respect of our ordinary shares will not be subject to taxation in the British Virgin Islands and no withholding will be required on the payment of a dividend or capital to any holder of our ordinary shares, nor will gains derived from the disposal of our ordinary shares be subject to British Virgin Islands income or corporation tax. No stamp duty is payable in respect of the issue of the shares or on an instrument of transfer in respect of a share.

Hong Kong

AsiaFIN Holdings Corp. is subject to Hong Kong Profits Tax, which is charged at the statutory income tax rate of 8.25% on its assessable income.

Labuan, Malaysia

Labuan was established an international offshore financial center in 1990 with its own specific laws and regulations to attract foreign investment and promoting financial services. Under the current laws of Labuan, AsiaFIN Holdings Corp. is governed under the Labuan Business Activity Tax Act 1990. Labuan offers a low fixed tax rate of 3% for a Labuan incorporated company carrying a Labuan trading activity while the profit of a Labuan incorporated company carrying a Labuan non-trading activity for the tax assessment year shall not be charged to tax under Labuan Business Activity Tax Act 1990, effectively subjecting to a 0% tax rate. Labuan trading activity includes banking, insurance, trading, management, licensing, shipping operations or any other activity which is not a Labuan non-trading activity while Labuan non-trading activity is defined as an activity relating to the holding of investments in securities, stock, shares, loans, deposits or any other properties situated in Labuan by a Labuan incorporated company. For a Labuan incorporated company which fails to meet the substantial activity requirements issued in a circular on April 29, 2020, the tax charge for such company is based on 24% of net audited profit. As the Company’s subsidiary, AsiaFIN Holdings Corp., which was incorporated under the Labuan acts as an investment holding company, is carrying a Labuan non-trading activity, the Company is not subject to tax under Labuan Business Activity Tax Act 1990.

Malaysia

All Malaysian companies are subject to the Malaysian corporate tax laws at a two-tier corporate income tax rate based on amount of paid-up capital. The 2024 tax rate for company with paid-up capital of MYR 2,500,000 (approximately $559,234) or less and that are not part of a group containing a company exceeding this capitalization threshold is 15% on first chargeable income of MYR 150,000 (approximately $33,554), 17% on remaining chargeable income up to MYR 600,000 (approximately $134,216) and any chargeable income beyond MYR 600,000 (approximately $134,216) will be subject to the corporate tax rate of 24%.

As of December 31, 2024, the operations in Malaysia incurred $6,828,424 of cumulative net operating losses which can be carried forward to offset future taxable income. The net operating loss can be carried forward for seven years. The Company has provided for a full valuation allowance against the deferred tax assets of $1,160,832 on the expected future tax benefits from the net operating loss carry forwards as the management believes it is more likely than not that these assets will not be realized in the future.